Portfolio of Investments
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 12.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	3.428%	750,000	728,804
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class D
3-month USD LIBOR + 6.550% 10/15/2029	8.853%	500,000	477,444
Atrium XIII(a),(b)
Series 2013A Class B
3-month USD LIBOR + 1.500% 11/21/2030	3.759%	1,300,000	1,287,239
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	400,000	405,212
Series 2019-B Class A
10/15/2026	2.720%	1,000,000	1,000,644
Babson CLO Ltd.(a),(b)
Series 2015-2A Class B2R
3-month USD LIBOR + 1.590% 10/20/2030	3.868%	500,000	495,316
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.600% 04/20/2031	3.878%	500,000	493,119
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A2R
3-month USD LIBOR + 1.400% 10/15/2030	3.703%	2,500,000	2,447,980
Series 2015-4A Class A2R
3-month USD LIBOR + 1.800% 07/20/2032	4.078%	600,000	599,109
Conn’s Receivables Funding LLC(a)
Series 2019-A Class A
10/16/2023	3.400%	402,743	404,366
Series 2019-A Class B
10/16/2023	4.360%	300,000	302,963
Subordinated Series 2018-A Class B
01/15/2023	4.650%	443,605	445,140
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	687,201	691,303
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class A
02/17/2026	4.790%	1,000,000	1,018,383
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class B
07/25/2024	4.280%	440,000	441,600
Dryden XXVIII Senior Loan Fund(a),(b)
Series 2013-28A Class A2LR
3-month USD LIBOR + 1.650% 08/15/2030	3.808%	500,000	497,160
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	714,843	715,887
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	3.926%	600,000	600,031
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class D
3-month USD LIBOR + 4.100% Floor 4.100% 01/22/2031	6.378%	500,000	499,209
Morgan Stanley Resecuritization Pass-Through Trust(a),(c),(d)
Series 2018-SC1 Class B
09/18/2023	1.000%	325,766	317,622
OHA Credit Partners XIV Ltd.(a),(b)
Series 2017-14A Class B
3-month USD LIBOR + 1.500% 01/21/2030	3.778%	1,000,000	986,673
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	855,000	870,176
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	3.728%	800,000	789,397
Pagaya AI Debt Selection Trust(a),(d)
Series 2019-1 Class A
06/15/2026	3.690%	1,033,422	1,039,558
Series 2019-3 Class A
11/16/2026	3.821%	1,100,000	1,101,719
Palmer Square Loan Funding Ltd.(a),(b)
Series 2019-2A Class A2
3-month USD LIBOR + 1.600% Floor 1.600% 04/20/2027	4.123%	1,000,000	999,966
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	540,013	541,740
Series 2018-1A Class C
06/17/2024	4.870%	600,000	608,327
Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-3A Class A
07/15/2025	3.190%	425,310	427,185
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	444,815	449,398
Subordinated Series 2019-3A Class C
07/15/2025	4.940%	1,000,000	1,018,837
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	4.003%	800,000	795,510
SoFi Consumer Loan Program LLC(a)
Series 2016-3 Class A
12/26/2025	3.050%	95,561	95,826
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2016-A Class RIO
01/25/2038	0.000%	1	160,000
Series 2016-A Class RPO
01/25/2038	0.000%	1	300,000
Voya CLO Ltd.(a),(b)
Series 2017-4A Class B
3-month USD LIBOR + 1.450% 10/15/2030	3.753%	600,000	587,087
Total Asset-Backed Securities — Non-Agency (Cost $25,169,030)			24,639,930

Commercial Mortgage-Backed Securities - Non-Agency 4.0%

BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	4.978%	400,000	400,778
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class F
1-month USD LIBOR + 2.900% Floor 2.900% 06/15/2035	4.928%	700,000	702,629
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% Floor 1.200% 11/15/2036	3.427%	500,000	500,000
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	5.027%	400,000	400,751
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	300,000	298,826
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	500,000	479,975
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.333%	1,000,000	1,016,167
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	500,000	501,750
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class E
1-month USD LIBOR + 2.250% Floor 2.250% 12/17/2036	4.278%	214,205	214,204
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%	500,000	517,234
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	500,000	513,584
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	4.584%	600,000	601,875
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	3.528%	400,000	400,032
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	4.928%	600,000	602,917
Series 2018-NYCH Class F
1-month USD LIBOR + 3.821% Floor 3.821% 02/15/2032	5.849%	400,000	401,490
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month USD LIBOR + 1.650% Floor 1.650% 12/15/2034	3.678%	400,000	398,708
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $7,610,911)			7,950,920

Common Stocks 0.1%
Issuer	Shares	Value ($)
Energy 0.1%
Energy Equipment & Services 0.1%
Fieldwood Energy LLC(h)	8,596	228,869
Total Energy		228,869

2	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials —%
Diversified Financial Services —%
Fairlane Management Corp.(c),(d),(h),(i)	2,000	—
Total Financials		—
Utilities 0.0%
Independent Power and Renewable Electricity Producers 0.0%
Vistra Energy Corp.(h)	10,180	9,009
Total Utilities		9,009
Total Common Stocks (Cost $200,545)		237,878

Corporate Bonds & Notes 38.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
Bombardier, Inc.(a)
10/15/2022	6.000%	22,000	21,893
12/01/2024	7.500%	68,000	68,514
03/15/2025	7.500%	69,000	68,990
TransDigm, Inc.
07/15/2024	6.500%	48,000	49,527
05/15/2025	6.500%	59,000	61,448
06/15/2026	6.375%	20,000	21,045
03/15/2027	7.500%	144,000	156,321
TransDigm, Inc.(a)
03/15/2026	6.250%	407,000	437,054
Total			884,792
Automotive 0.3%
Ford Motor Co.
01/15/2043	4.750%	565,000	491,562
IAA Spinco, Inc.(a)
06/15/2027	5.500%	19,000	20,172
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	33,000	34,729
05/15/2027	8.500%	54,000	54,683
Total			601,146
Banking 2.2%
Ally Financial, Inc.
11/01/2031	8.000%	140,000	193,538
Bank of America Corp.(j)
01/20/2028	3.824%	940,000	1,008,557
Capital One Financial Corp.
01/31/2028	3.800%	465,000	490,124
Citigroup, Inc.(j)
03/20/2030	3.980%	265,000	287,930
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(j)
05/01/2029	4.223%	380,000	414,414
JPMorgan Chase & Co.(j)
10/15/2030	2.739%	835,000	828,951
Morgan Stanley(j)
01/23/2030	4.431%	335,000	376,311
Wells Fargo & Co.
10/23/2026	3.000%	710,000	728,011
01/24/2029	4.150%	95,000	105,377
Total			4,433,213
Brokerage/Asset Managers/Exchanges 0.1%
NFP Corp.(a)
07/15/2025	6.875%	133,000	132,200
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	17,000	17,583
Total			149,783
Building Materials 0.4%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	112,000	115,487
05/15/2026	5.875%	105,000	110,363
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	91,000	94,098
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	186,000	182,400
Beacon Roofing Supply, Inc.(a),(k)
11/15/2026	4.500%	53,000	53,440
Cemex SAB de CV(a)
05/05/2025	6.125%	250,000	259,978
Core & Main LP(a)
08/15/2025	6.125%	86,000	86,127
Total			901,893
Cable and Satellite 2.5%
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	142,000	147,325
02/15/2026	5.750%	140,000	147,878
05/01/2026	5.500%	5,000	5,241
05/01/2027	5.125%	164,000	171,193
02/01/2028	5.000%	23,000	23,798
06/01/2029	5.375%	94,000	100,059
CCO Holdings LLC/Capital Corp.(a),(k)
03/01/2030	4.750%	106,000	107,694
Charter Communications Operating LLC/Capital
07/01/2049	5.125%	255,000	270,971
Comcast Corp.
08/15/2047	4.000%	287,000	316,010

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
10/15/2025	6.625%	16,000	17,150
10/15/2025	10.875%	214,000	242,478
02/01/2028	5.375%	292,000	308,243
04/01/2028	7.500%	148,000	167,000
02/01/2029	6.500%	127,000	140,920
01/15/2030	5.750%	56,000	58,517
DISH DBS Corp.
11/15/2024	5.875%	165,000	163,537
07/01/2026	7.750%	232,000	235,963
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	104,000	104,894
Quebecor Media, Inc.
01/15/2023	5.750%	199,000	216,476
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	25,000	25,751
02/15/2025	6.625%	107,000	107,791
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	40,000	41,511
04/15/2025	5.375%	88,000	91,392
07/15/2026	5.375%	22,000	23,123
07/01/2029	5.500%	44,000	46,968
Sky PLC(a)
09/16/2024	3.750%	750,000	802,281
Viasat, Inc.(a)
04/15/2027	5.625%	32,000	33,760
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	173,000	177,552
05/15/2029	5.500%	155,000	162,073
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	172,000	179,827
Ziggo BV(a)
01/15/2027	5.500%	286,000	299,428
Total			4,936,804
Chemicals 1.0%
Alpha 2 BV PIK(a)
06/01/2023	8.750%	85,000	84,568
Angus Chemical Co.(a)
02/15/2023	8.750%	109,000	108,121
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	114,000	114,722
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	85,000	88,022
CF Industries, Inc.
03/15/2034	5.150%	23,000	24,037
03/15/2044	5.375%	14,000	14,116
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemours Co. (The)
05/15/2023	6.625%	39,000	38,552
05/15/2027	5.375%	21,000	18,147
INEOS Group Holdings SA(a)
08/01/2024	5.625%	116,000	119,520
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	206,000	215,465
PQ Corp.(a)
11/15/2022	6.750%	249,000	257,778
12/15/2025	5.750%	117,000	120,796
Sasol Financing International Ltd.
11/14/2022	4.500%	218,000	223,304
Sasol Financing USA LLC
03/27/2024	5.875%	205,000	221,027
SPCM SA(a)
09/15/2025	4.875%	67,000	68,448
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	236,000	235,318
Total			1,951,941
Construction Machinery 0.3%
H&E Equipment Services, Inc.
09/01/2025	5.625%	121,000	124,756
Herc Holdings, Inc.(a)
07/15/2027	5.500%	78,000	81,116
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	28,000	29,200
United Rentals North America, Inc.
07/15/2025	5.500%	76,000	79,153
09/15/2026	5.875%	145,000	154,623
12/15/2026	6.500%	95,000	103,581
Total			572,429
Consumer Cyclical Services 0.3%
APX Group, Inc.
12/01/2020	8.750%	77,000	76,090
12/01/2022	7.875%	218,000	216,823
09/01/2023	7.625%	45,000	40,073
APX Group, Inc.(a)
11/01/2024	8.500%	60,000	60,684
frontdoor, Inc.(a)
08/15/2026	6.750%	32,000	35,013
Uber Technologies, Inc.(a)
11/01/2023	7.500%	10,000	10,076
09/15/2027	7.500%	95,000	94,259
Total			533,018

4	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.3%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	36,000	38,589
01/15/2027	7.750%	73,000	81,265
Mattel, Inc.(a)
12/31/2025	6.750%	70,000	73,150
Prestige Brands, Inc.(a)
12/15/2021	5.375%	69,000	69,354
03/01/2024	6.375%	153,000	159,532
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	36,000	37,183
Spectrum Brands, Inc.
07/15/2025	5.750%	115,000	119,911
Valvoline, Inc.
08/15/2025	4.375%	74,000	75,371
Total			654,355
Diversified Manufacturing 0.5%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	25,000	26,367
CFX Escrow Corp.(a)
02/15/2024	6.000%	23,000	24,377
02/15/2026	6.375%	53,000	57,077
Gates Global LLC/Co.(a)
07/15/2022	6.000%	66,000	65,965
MTS Systems Corp.(a)
08/15/2027	5.750%	57,000	59,344
Resideo Funding, Inc.(a)
11/01/2026	6.125%	37,000	39,118
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	20,000	21,305
TriMas Corp.(a)
10/15/2025	4.875%	38,000	38,754
United Technologies Corp.
11/16/2028	4.125%	550,000	622,183
WESCO Distribution, Inc.
06/15/2024	5.375%	84,000	86,888
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	33,000	34,736
Total			1,076,114
Electric 4.9%
AES Corp. (The)
03/15/2023	4.500%	46,000	47,066
05/15/2026	6.000%	126,000	133,937
09/01/2027	5.125%	65,000	69,089
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.
01/15/2023	5.375%	38,000	38,477
01/15/2025	5.750%	76,000	77,813
Calpine Corp.(a)
06/01/2026	5.250%	51,000	52,840
Clearway Energy Operating LLC
08/15/2024	5.375%	231,000	236,936
09/15/2026	5.000%	59,000	60,704
Clearway Energy Operating LLC(a)
10/15/2025	5.750%	29,000	30,511
CMS Energy Corp.
03/01/2024	3.875%	600,000	632,482
02/15/2027	2.950%	165,000	166,277
03/31/2043	4.700%	80,000	91,748
DTE Energy Co.
06/01/2024	3.500%	340,000	354,925
10/01/2026	2.850%	1,220,000	1,242,381
Duke Energy Corp.
09/01/2026	2.650%	575,000	578,092
08/15/2027	3.150%	3,000	3,115
09/01/2046	3.750%	248,000	256,651
06/15/2049	4.200%	445,000	497,455
Emera U.S. Finance LP
06/15/2046	4.750%	675,000	780,943
Indiana Michigan Power Co.
07/01/2047	3.750%	321,000	348,852
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	50,000	51,683
09/15/2027	4.500%	347,000	357,550
NRG Energy, Inc.
05/15/2026	7.250%	53,000	58,139
01/15/2027	6.625%	140,000	151,824
01/15/2028	5.750%	12,000	12,923
NRG Energy, Inc.(a)
06/15/2029	5.250%	74,000	79,559
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	139,000	143,256
PPL Capital Funding, Inc.
05/15/2026	3.100%	300,000	305,535
Progress Energy, Inc.
04/01/2022	3.150%	382,000	389,947
Southern Co. (The)
07/01/2046	4.400%	762,000	847,123
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	209,000	218,328
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	35,000	36,657
02/15/2027	5.625%	122,000	128,512
07/31/2027	5.000%	114,000	117,481

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WEC Energy Group, Inc.
06/15/2025	3.550%	190,000	202,125
Xcel Energy, Inc.
12/01/2026	3.350%	955,000	1,005,815
Total			9,806,751
Environmental 0.1%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	26,000	27,231
07/15/2029	5.125%	18,000	19,106
GFL Environmental, Inc.(a)
03/01/2023	5.375%	24,000	24,303
05/01/2027	8.500%	54,000	59,861
Hulk Finance Corp.(a)
06/01/2026	7.000%	17,000	17,920
Total			148,421
Finance Companies 1.3%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,420,000	1,489,556
Global Aircraft Leasing Co., Ltd. PIK(a)
09/15/2024	6.500%	92,000	93,160
Navient Corp.
03/25/2020	8.000%	18,000	18,360
03/25/2021	5.875%	14,000	14,490
07/26/2021	6.625%	43,000	45,381
06/15/2022	6.500%	166,000	177,713
09/25/2023	7.250%	36,000	39,154
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	124,000	120,565
Quicken Loans, Inc.(a)
05/01/2025	5.750%	224,000	231,443
Springleaf Finance Corp.
05/15/2022	6.125%	46,000	49,444
03/15/2023	5.625%	48,000	51,476
03/15/2024	6.125%	133,000	143,425
03/15/2025	6.875%	35,000	38,614
Total			2,512,781
Food and Beverage 2.4%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	942,000	1,123,913
B&G Foods, Inc.
06/01/2021	4.625%	75,000	75,018
04/01/2025	5.250%	127,000	130,062
09/15/2027	5.250%	66,000	67,458
Bacardi Ltd.(a)
05/15/2048	5.300%	1,020,000	1,162,035
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Conagra Brands, Inc.
11/01/2048	5.400%	330,000	390,469
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	13,000	13,672
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	59,000	52,896
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	881,000	835,707
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	33,000	34,756
11/01/2026	4.875%	76,000	79,974
MHP SA(a)
04/03/2026	6.950%	250,000	259,762
Performance Food Group, Inc.(a)
10/15/2027	5.500%	56,000	58,933
Post Holdings, Inc.(a)
08/15/2026	5.000%	169,000	175,377
03/01/2027	5.750%	238,000	252,430
01/15/2028	5.625%	33,000	34,973
12/15/2029	5.500%	39,000	40,712
Total			4,788,147
Gaming 0.9%
Boyd Gaming Corp.
04/01/2026	6.375%	42,000	44,553
08/15/2026	6.000%	36,000	38,109
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	50,000	51,147
Eldorado Resorts, Inc.
04/01/2025	6.000%	178,000	188,015
09/15/2026	6.000%	52,000	57,082
International Game Technology PLC(a)
02/15/2022	6.250%	36,000	38,045
02/15/2025	6.500%	144,000	159,775
01/15/2027	6.250%	33,000	36,566
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	100,000	102,133
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	1,000	1,099
09/01/2026	4.500%	151,000	160,032
01/15/2028	4.500%	161,000	167,036
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%	62,000	69,706
Scientific Games International, Inc.
12/01/2022	10.000%	98,000	101,876
Scientific Games International, Inc.(a)
10/15/2025	5.000%	208,000	214,885
03/15/2026	8.250%	97,000	102,907

6	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	89,000	94,368
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	73,000	76,605
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	31,000	32,484
Total			1,736,423
Health Care 2.3%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	18,000	18,162
03/01/2024	6.500%	125,000	130,560
AMN Healthcare, Inc.(a),(k)
10/01/2027	4.625%	16,000	16,131
Avantor, Inc.(a)
10/01/2025	9.000%	162,000	182,359
Becton Dickinson and Co.
06/06/2027	3.700%	312,000	330,294
Cardinal Health, Inc.
06/15/2047	4.368%	570,000	543,776
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	118,000	119,894
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	74,000	78,525
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	82,000	81,512
Cigna Corp.
12/15/2048	4.900%	235,000	268,858
CVS Health Corp.
03/25/2048	5.050%	770,000	875,763
Encompass Health Corp.
02/01/2028	4.500%	31,000	31,338
02/01/2030	4.750%	32,000	32,329
HCA, Inc.
02/01/2025	5.375%	92,000	100,436
09/01/2028	5.625%	186,000	207,509
02/01/2029	5.875%	104,000	116,985
Hologic, Inc.(a)
10/15/2025	4.375%	117,000	119,907
02/01/2028	4.625%	75,000	77,742
IQVIA, Inc.(a)
05/15/2027	5.000%	95,000	99,653
PAREXEL International Corp.(a)
09/01/2025	6.375%	22,000	20,358
Select Medical Corp.(a)
08/15/2026	6.250%	47,000	49,331
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	174,000	178,080
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Surgery Center Holdings, Inc.(a)
04/15/2027	10.000%	35,000	35,510
Teleflex, Inc.
06/01/2026	4.875%	57,000	59,683
11/15/2027	4.625%	53,000	55,320
Tenet Healthcare Corp.
06/15/2023	6.750%	90,000	94,582
05/01/2025	5.125%	58,000	58,877
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	130,000	133,577
02/01/2027	6.250%	148,000	154,028
11/01/2027	5.125%	224,000	231,314
Total			4,502,393
Healthcare Insurance 0.3%
Centene Corp.
01/15/2025	4.750%	91,000	93,518
Centene Corp.(a)
06/01/2026	5.375%	188,000	196,739
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	67,000	61,820
WellCare Health Plans, Inc.
04/01/2025	5.250%	165,000	172,316
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	130,000	138,889
Total			663,282
Home Construction 0.2%
Lennar Corp.
06/01/2026	5.250%	80,000	86,644
06/15/2027	5.000%	69,000	74,056
11/29/2027	4.750%	111,000	119,216
Meritage Homes Corp.
04/01/2022	7.000%	44,000	48,459
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	52,000	56,516
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	35,000	37,368
Total			422,259
Independent Energy 1.3%
Callon Petroleum Co.
10/01/2024	6.125%	14,000	13,807
07/01/2026	6.375%	205,000	200,494
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	126,000	119,203
Centennial Resource Production LLC(a)
01/15/2026	5.375%	84,000	80,651
04/01/2027	6.875%	71,000	70,860

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chesapeake Energy Corp.
10/01/2026	7.500%	97,000	66,545
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	270,000	272,068
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	40,000	36,102
Jagged Peak Energy LLC
05/01/2026	5.875%	131,000	131,285
Matador Resources Co.
09/15/2026	5.875%	163,000	163,545
MEG Energy Corp.(a)
01/15/2025	6.500%	22,000	22,709
Noble Energy, Inc.
11/15/2043	5.250%	125,000	139,309
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	98,000	99,424
10/15/2027	5.625%	337,000	348,444
QEP Resources, Inc.
03/01/2026	5.625%	47,000	40,565
SM Energy Co.
06/01/2025	5.625%	32,000	27,472
09/15/2026	6.750%	85,000	74,517
01/15/2027	6.625%	111,000	95,727
Tullow Oil PLC(a)
03/01/2025	7.000%	200,000	203,347
WPX Energy, Inc.
09/15/2024	5.250%	115,000	117,169
06/01/2026	5.750%	161,000	165,255
10/15/2027	5.250%	53,000	53,472
Total			2,541,970
Leisure 0.1%
Cedar Fair LP(a)
07/15/2029	5.250%	37,000	39,655
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	54,000	56,019
03/15/2026	5.625%	29,000	30,918
Viking Cruises Ltd.(a)
09/15/2027	5.875%	72,000	76,201
Total			202,793
Life Insurance 2.0%
Brighthouse Financial, Inc.
06/22/2047	4.700%	5,000	4,465
Five Corners Funding Trust(a)
11/15/2023	4.419%	1,089,000	1,175,985
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	389,000	490,603
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/01/2077	4.900%	300,000	378,004
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,230,000	1,292,967
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	340,000	419,235
Voya Financial, Inc.
06/15/2046	4.800%	170,000	195,439
Total			3,956,698
Lodging 0.0%
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	46,000	48,357
Marriott Ownership Resorts, Inc.(a),(k)
01/15/2028	4.750%	19,000	19,198
Total			67,555
Media and Entertainment 0.9%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	172,000	189,089
08/15/2027	5.125%	113,000	118,011
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	73,000	75,751
08/15/2027	6.625%	76,000	78,831
Discovery Communications LLC
05/15/2049	5.300%	62,000	68,592
iHeartCommunications, Inc.
05/01/2026	6.375%	47,791	51,754
05/01/2027	8.375%	221,130	239,093
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	29,000	30,265
Match Group, Inc.
06/01/2024	6.375%	74,000	77,808
Netflix, Inc.
02/15/2025	5.875%	24,000	26,374
04/15/2028	4.875%	194,000	197,199
11/15/2028	5.875%	54,000	58,728
Netflix, Inc.(a)
05/15/2029	6.375%	17,000	18,828
11/15/2029	5.375%	105,000	109,589
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	208,000	214,415
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	38,000	39,843

8	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	30,000	30,496
TEGNA, Inc.(a)
09/15/2029	5.000%	79,000	79,999
Total			1,704,665
Metals and Mining 0.7%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	11,000	11,585
09/30/2026	7.000%	108,000	117,098
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	138,000	146,176
Constellium NV(a)
05/15/2024	5.750%	38,000	39,140
03/01/2025	6.625%	61,000	63,604
02/15/2026	5.875%	211,000	220,292
Freeport-McMoRan, Inc.
09/01/2029	5.250%	55,000	54,901
03/15/2043	5.450%	254,000	229,106
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	32,000	33,122
01/15/2025	7.625%	208,000	211,277
Novelis Corp.(a)
08/15/2024	6.250%	7,000	7,342
09/30/2026	5.875%	246,000	258,167
Total			1,391,810
Midstream 2.9%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	52,000	43,453
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	33,000	36,117
Cheniere Energy Partners LP
10/01/2026	5.625%	91,000	96,624
Cheniere Energy Partners LP(a)
10/01/2029	4.500%	131,000	134,275
DCP Midstream Operating LP
05/15/2029	5.125%	95,000	96,597
04/01/2044	5.600%	312,000	293,948
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	71,000	70,652
Enterprise Products Operating LLC
01/31/2050	4.200%	405,000	434,899
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	164,000	171,242
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	835,000	915,096
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan, Inc.
02/15/2046	5.050%	330,000	366,193
MPLX LP
04/15/2048	4.700%	230,000	239,927
NuStar Logistics LP
06/01/2026	6.000%	40,000	43,253
04/28/2027	5.625%	92,000	97,177
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	821,000	800,007
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	94,000	94,318
Sunoco LP/Finance Corp.
01/15/2023	4.875%	30,000	30,819
02/15/2026	5.500%	84,000	87,747
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	50,000	48,987
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	332,000	343,407
01/15/2028	5.000%	106,000	107,292
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	94,000	90,659
Western Gas Partners LP
08/15/2048	5.500%	140,000	124,302
Williams Companies, Inc. (The)
09/15/2045	5.100%	846,000	930,736
Total			5,697,727
Natural Gas 0.8%
NiSource, Inc.
02/15/2043	5.250%	55,000	66,697
05/15/2047	4.375%	500,000	559,951
Sempra Energy
06/15/2024	3.550%	425,000	443,240
06/15/2027	3.250%	450,000	461,563
Total			1,531,451
Oil Field Services 0.2%
Apergy Corp.
05/01/2026	6.375%	133,000	132,639
Calfrac Holdings LP(a)
06/15/2026	8.500%	46,000	20,559
Nabors Industries, Inc.
02/01/2025	5.750%	123,000	92,991
Rowan Companies, Inc.
01/15/2024	4.750%	46,000	28,734
SESI LLC
09/15/2024	7.750%	33,000	18,639

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	41,830	42,413
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	107,000	106,866
Total			442,841
Other Industry 0.0%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	100,000	103,735
Other REIT 0.2%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	51,000	52,785
03/15/2027	5.375%	186,000	198,591
iStar, Inc.
04/01/2022	6.000%	67,000	68,957
Ryman Hospitality Properties, Inc.(a)
10/15/2027	4.750%	46,000	47,129
Total			367,462
Packaging 0.8%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2023	4.625%	96,000	98,284
02/15/2025	6.000%	107,000	111,838
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2027	5.250%	148,000	150,130
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	50,000	51,767
Berry Global, Inc.
07/15/2023	5.125%	120,000	122,997
BWAY Holding Co.(a)
04/15/2024	5.500%	152,000	156,477
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	54,000	49,513
Novolex(a)
01/15/2025	6.875%	29,000	26,537
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	27,000	28,752
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	244,215	244,850
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	120,000	123,175
07/15/2024	7.000%	160,000	165,931
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	131,000	137,312
08/15/2027	8.500%	34,000	36,829
Total			1,504,392
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 1.1%
AbbVie, Inc.
11/14/2048	4.875%	320,000	352,999
Allergan Funding SCS
06/15/2044	4.850%	170,000	182,673
Amgen, Inc.
06/15/2051	4.663%	280,000	326,122
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	27,000	28,385
04/15/2025	6.125%	399,000	414,010
11/01/2025	5.500%	58,000	60,705
04/01/2026	9.250%	145,000	164,670
01/31/2027	8.500%	103,000	115,653
Bristol-Myers Squibb Co.(a)
10/26/2049	4.250%	71,000	82,421
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	95,000	97,682
07/15/2027	5.000%	14,000	14,522
Eagle Holding Co. II LLC PIK(a)
05/15/2022	7.750%	69,000	69,604
Horizon Pharma USA, Inc.(a)
08/01/2027	5.500%	23,000	24,060
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	161,000	166,693
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	68,000	62,338
Total			2,162,537
Property & Casualty 0.1%
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%	25,000	26,933
Alliant Holdings Intermediate LLC/Co-Issuer(a)
08/01/2023	8.250%	54,000	55,192
HUB International Ltd.(a)
05/01/2026	7.000%	133,000	136,529
USI, Inc.(a)
05/01/2025	6.875%	10,000	10,158
Total			228,812
Railroads 0.4%
CSX Corp.
03/01/2048	4.300%	280,000	314,479
Union Pacific Corp.
09/10/2058	4.800%	280,000	341,904
08/15/2059	3.950%	51,000	54,379
Total			710,762

10	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2025	5.000%	178,000	184,362
01/15/2028	3.875%	39,000	39,242
IRB Holding Corp.(a)
02/15/2026	6.750%	153,000	154,136
Yum! Brands, Inc.(a)
01/15/2030	4.750%	41,000	42,315
Total			420,055
Retailers 0.2%
L Brands, Inc.
06/15/2029	7.500%	36,000	35,833
11/01/2035	6.875%	34,000	29,502
Lowe’s Companies, Inc.
05/03/2047	4.050%	165,000	175,679
PetSmart, Inc.(a)
03/15/2023	7.125%	75,000	70,407
06/01/2025	5.875%	113,000	112,970
Total			424,391
Supermarkets 0.5%
Albertsons Companies LLC/Safeway, Inc.(a)
03/15/2026	7.500%	44,000	49,333
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	97,000	100,080
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
02/15/2028	5.875%	50,000	52,999
Kroger Co. (The)
02/01/2047	4.450%	753,000	775,216
01/15/2048	4.650%	52,000	55,250
Total			1,032,878
Technology 2.0%
Ascend Learning LLC(a)
08/01/2025	6.875%	92,000	95,868
08/01/2025	6.875%	58,000	60,394
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	870,000	874,000
Camelot Finance SA(a)
10/15/2024	7.875%	275,000	285,861
CDK Global, Inc.
06/01/2027	4.875%	126,000	131,416
CommScope Finance LLC(a)
03/01/2026	6.000%	64,000	66,250
CommScope Technologies LLC(a)
06/15/2025	6.000%	88,000	79,769
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	26,000	26,683
Gartner, Inc.(a)
04/01/2025	5.125%	156,000	163,370
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%	82,000	88,758
Informatica LLC(a)
07/15/2023	7.125%	96,000	97,761
Iron Mountain, Inc.
08/15/2024	5.750%	95,000	96,018
Iron Mountain, Inc.(a)
09/15/2029	4.875%	93,000	94,431
Lenovo Perpetual Securities Ltd.(a),(j)
12/31/2049	5.375%	200,000	196,010
MSCI, Inc.(a)
08/01/2026	4.750%	36,000	37,812
NCR Corp.
07/15/2022	5.000%	100,000	101,092
12/15/2023	6.375%	112,000	115,063
NCR Corp.(a)
09/01/2027	5.750%	56,000	58,027
09/01/2029	6.125%	67,000	70,688
PTC, Inc.
05/15/2024	6.000%	128,000	134,643
Qorvo, Inc.(a)
10/15/2029	4.375%	49,000	49,334
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	150,000	155,051
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	239,000	256,667
11/15/2026	8.250%	113,000	124,793
Sensata Technologies, Inc.(a)
02/15/2030	4.375%	25,000	24,988
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	112,000	115,405
Tencent Holdings Ltd.(a)
01/19/2028	3.595%	300,000	312,834
Verscend Escrow Corp.(a)
08/15/2026	9.750%	107,000	114,048
Total			4,027,034
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	13,000	13,264
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	113,000	116,464

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ERAC U.S.A. Finance LLC(a)
11/01/2046	4.200%	260,000	279,196
FedEx Corp.
04/01/2046	4.550%	650,000	681,929
Hertz Corp. (The)(a)
06/01/2022	7.625%	129,000	134,282
10/15/2024	5.500%	68,000	68,010
08/01/2026	7.125%	58,000	60,493
XPO Logistics, Inc.(a)
06/15/2022	6.500%	50,000	50,962
Total			1,404,600
Wireless 0.9%
Altice France SA(a)
05/01/2026	7.375%	282,000	302,561
02/01/2027	8.125%	68,000	75,132
01/15/2028	5.500%	102,000	103,262
Altice Luxembourg SA(a)
05/15/2027	10.500%	104,000	117,316
SBA Communications Corp.
09/01/2024	4.875%	305,000	316,508
Sprint Capital Corp.
11/15/2028	6.875%	194,000	211,469
Sprint Corp.
02/15/2025	7.625%	27,000	29,693
03/01/2026	7.625%	128,000	141,522
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	291,000	313,285
02/01/2026	4.500%	50,000	51,524
02/01/2028	4.750%	147,000	154,033
Total			1,816,305
Wirelines 1.4%
AT&T, Inc.
03/01/2029	4.350%	80,000	88,468
06/15/2045	4.350%	900,000	946,116
CenturyLink, Inc.
03/15/2022	5.800%	225,000	236,913
12/01/2023	6.750%	52,000	57,110
04/01/2024	7.500%	102,000	113,945
04/01/2025	5.625%	55,000	57,073
Frontier Communications Corp.
01/15/2023	7.125%	116,000	51,465
Frontier Communications Corp.(a)
04/01/2026	8.500%	38,000	38,034
Liquid Telecommunications Financing PLC(a)
07/13/2022	8.500%	200,000	197,560
Telecom Italia Capital SA
09/30/2034	6.000%	34,000	36,123
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Verizon Communications, Inc.
09/21/2028	4.329%		415,000	470,244
03/15/2055	4.672%		240,000	287,644
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%		235,000	240,698
Total				2,821,393
Total Corporate Bonds & Notes (Cost $71,009,551)				75,837,811

Foreign Government Obligations(l),(m) 9.8%

Argentina 0.2%
Argentine Republic Government International Bond
01/11/2023	4.625%		270,000	113,448
01/26/2027	6.875%		250,000	104,889
07/06/2036	7.125%		250,000	107,109
Total				325,446
Belarus 0.2%
Republic of Belarus International Bond(a)
06/29/2027	7.625%		250,000	281,533
Brazil 0.5%
Brazilian Government International Bond
05/30/2029	4.500%		450,000	469,798
01/07/2041	5.625%		410,000	459,619
Total				929,417
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%		56,000	58,371
China 0.4%
Sinopec Group Overseas Development 2018 Ltd.(a)
09/12/2025	4.125%		200,000	216,662
Syngenta Finance NV(a)
04/24/2028	5.182%		600,000	635,834
Total				852,496
Croatia 0.2%
Croatia Government International Bond(a)
01/26/2024	6.000%		400,000	460,463
Dominican Republic 0.9%
Dominican Republic Bond(a)
02/05/2027	11.250%	DOP	10,000,000	205,155
Dominican Republic International Bond(a)
01/08/2021	14.000%	DOP	3,012,000	61,024
03/04/2022	10.375%	DOP	17,800,000	352,295
02/10/2023	14.500%	DOP	3,600,000	79,013
01/25/2027	5.950%		218,000	236,073

12	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2019 (Unaudited)
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
04/30/2044	7.450%		486,000	577,701
01/27/2045	6.850%		200,000	223,270
Total				1,734,531
Egypt 0.5%
Egypt Government International Bond(a)
02/21/2028	6.588%		200,000	202,024
03/01/2029	7.600%		200,000	211,882
04/11/2031	6.375%	EUR	100,000	113,386
01/31/2047	8.500%		250,000	264,774
02/21/2048	7.903%		200,000	201,330
Total				993,396
El Salvador 0.1%
El Salvador Government International Bond(a)
12/01/2019	7.375%		218,000	218,737
Honduras 0.4%
Honduras Government International Bond(a)
03/15/2024	7.500%		200,000	222,153
01/19/2027	6.250%		450,000	488,766
Total				710,919
Indonesia 0.5%
Indonesia Government International Bond(a)
01/17/2038	7.750%		100,000	150,348
PT Pertamina Persero(a)
05/30/2044	6.450%		400,000	515,439
PT Perusahaan Listrik Negara(a)
05/21/2028	5.450%		300,000	345,202
Total				1,010,989
Ivory Coast 0.2%
Ivory Coast Government International Bond(a),(j)
12/31/2032	5.750%		271,920	266,924
Ivory Coast Government International Bond(a)
06/15/2033	6.125%		200,000	192,904
Total				459,828
Kazakhstan 0.2%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		250,000	280,881
Mexico 1.9%
Mexican Bonos
06/10/2021	6.500%	MXN	50,000	2,527
05/31/2029	8.500%	MXN	8,500,000	479,810
Petroleos Mexicanos(a)
09/12/2024	7.190%	MXN	260,000	11,564
01/23/2030	6.840%		135,000	139,783
01/23/2050	7.690%		756,000	787,841
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Petroleos Mexicanos
01/23/2026	4.500%		102,000	98,603
08/04/2026	6.875%		350,000	376,291
11/12/2026	7.470%	MXN	4,700,000	196,879
03/13/2027	6.500%		920,000	957,083
09/21/2047	6.750%		810,000	773,408
Total				3,823,789
Morocco 0.2%
Morocco Government International Bond(a)
06/19/2024	3.500%	EUR	200,000	246,866
OCP SA(a)
04/25/2024	5.625%		200,000	218,664
Total				465,530
Netherlands 0.2%
Petrobras Global Finance BV(a)
01/15/2030	5.093%		430,000	448,321
Nigeria 0.2%
Nigeria Government International Bond(a)
02/16/2032	7.875%		300,000	316,043
Oman 0.2%
Oman Government International Bond(a)
06/15/2021	3.625%		218,000	216,937
01/17/2028	5.625%		200,000	196,909
Total				413,846
Paraguay 0.2%
Paraguay Government International Bond(a)
03/27/2027	4.700%		200,000	216,362
08/11/2044	6.100%		200,000	243,011
Total				459,373
Qatar 0.4%
Qatar Government International Bond(a)
03/14/2049	4.817%		650,000	806,244
Russian Federation 1.0%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		425,000	463,429
Russian Federal Bond - OFZ
05/23/2029	6.900%	RUB	91,800,000	1,415,829
Total				1,879,258
Saudi Arabia 0.3%
Saudi Arabian Oil Co.(a)
04/16/2049	4.375%		474,000	520,138

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2019 (Unaudited)
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Senegal 0.1%
Senegal Government International Bond(a)
05/23/2033	6.250%		230,000	231,349
Serbia 0.1%
Serbia International Bond(a)
09/28/2021	7.250%		250,000	273,333
South Africa 0.4%
Republic of South Africa Government Bond
01/31/2030	8.000%	ZAR	13,740,000	846,840
Ukraine 0.3%
Ukraine Government International Bond(a)
06/20/2026	6.750%	EUR	320,000	377,113
09/25/2032	7.375%		220,000	222,054
Total				599,167
Total Foreign Government Obligations (Cost $19,020,304)				19,400,238

Inflation-Indexed Bonds 0.5%

United States 0.5%
U.S. Treasury Inflation-Indexed Bond
02/15/2049	1.000%		917,649	1,031,670
Total Inflation-Indexed Bonds (Cost $968,598)				1,031,670

Residential Mortgage-Backed Securities - Agency 13.1%

Federal Home Loan Mortgage Corp.(b),(n)
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	3.923%		3,085,610	688,129
CMO Series 326 Class S2
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 03/15/2044	3.923%		502,512	88,119
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	4.032%		2,259,825	427,230
Federal Home Loan Mortgage Corp.(n)
CMO Series 4120 Class AI
11/15/2039	3.500%		2,057,085	125,334
Federal Home Loan Mortgage Corp.(g),(n)
CMO Series 4620 Class AS
11/15/2042	1.979%		1,452,443	76,191
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(k)
10/17/2034- 11/13/2049	3.000%	12,500,000	12,687,501
Federal National Mortgage Association
05/01/2041	4.000%	102,700	106,826
Federal National Mortgage Association(g),(n)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	2,803,191	0
Federal National Mortgage Association(n)
CMO Series 2012-133 Class EI
07/25/2031	3.500%	1,175,784	82,366
CMO Series 2012-139 Class IL
04/25/2040	3.500%	1,863,728	144,695
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,652,334	294,249
Federal National Mortgage Association(b),(n)
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	4.132%	540,725	78,340
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	3.982%	1,207,874	221,649
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	3.982%	1,940,158	410,154
CMO Series 2017-47 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2047	4.082%	753,524	164,809
CMO Series 2017-56 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	4.132%	1,557,534	319,906
CMO Series 2018-76 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	4.132%	752,143	148,201
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	4.032%	2,417,404	484,275

14	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-8 Class SG
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/25/2049	3.982%	2,292,743	480,245
Government National Mortgage Association(k)
10/21/2049	3.000%	2,000,000	2,052,266
10/21/2049	4.500%	2,000,000	2,089,972
Government National Mortgage Association(n)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	1,622,056	174,724
Government National Mortgage Association(b),(n)
CMO Series 2016-20 Class SQ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 02/20/2046	4.056%	913,953	165,505
CMO Series 2017-129 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	4.156%	877,545	185,026
CMO Series 2017-133 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2047	4.206%	1,023,885	179,849
CMO Series 2018-124 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	4.156%	2,283,006	380,482
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	4.056%	1,471,194	280,000
CMO Series 2018-168 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/20/2048	4.056%	1,150,906	207,817
CMO Series 2018-67 Class SP
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	4.156%	1,814,255	385,790
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	4.006%	720,377	142,328
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-23 Class QS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	4.006%	2,479,505	441,023
CMO Series 2019-29 Class DS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	4.006%	1,985,714	359,584
CMO Series 2019-30 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	4.006%	2,043,333	322,218
CMO Series 2019-36 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	4.006%	1,517,713	235,889
CMO Series 2019-4 Class SJ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	4.006%	1,868,506	316,091
CMO Series 2019-41 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	4.006%	1,471,196	289,632
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	4.106%	1,134,161	222,641
CMO Series 2019-59 Class JS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	4.106%	1,090,771	193,358
CMO Series 2019-97 Class GS
1-month LIBID + 6.100% Cap 6.100% 08/20/2049	4.056%	1,991,099	346,683
Total Residential Mortgage-Backed Securities - Agency (Cost $25,417,109)			25,999,097

Residential Mortgage-Backed Securities - Non-Agency 18.7%

Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A3
04/25/2048	4.218%	581,904	593,096

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arroyo Mortgage Trust(a),(g)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	560,437	569,683
Banc of America Funding Trust(a),(d),(g)
CMO Series 2016-R1 Class M2
03/25/2040	3.500%	507,334	500,840
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2018-RN6 Class A1
07/25/2033	4.090%	116,130	116,478
Bayview Opportunity Master Fund IVa Trust(a),(g)
CMO Series 2019-RN2 Class A1
03/28/2034	3.967%	154,888	155,710
Bayview Opportunity Master Fund Trust(a)
CMO Series 2018-RN8 Class A1
09/28/2033	4.066%	55,770	55,966
Bayview Opportunity Master Fund Trust IVb(a)
CMO Series 2019-RN1 Class A1
02/28/2034	4.090%	420,852	423,487
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	4.004%	400,000	401,972
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	3.318%	311,423	311,613
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	3.768%	700,000	699,811
CMO Series 2019-2A Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 04/25/2029	3.468%	800,000	801,706
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	3.990%	1,200,000	1,201,082
Bunker Hill Loan Depositary Trust(a),(g)
CMO Series 2019-2 Class A1
07/25/2049	2.880%	583,296	585,435
CAM Mortgage Trust(a)
CMO Series 2018-1 Class A1
12/01/2065	3.960%	33,741	33,743
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	4.768%	500,000	501,531
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIM Trust(a)
CMO Series 2017-8 Class A1
12/25/2065	3.000%	395,563	395,150
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	3.108%	831,789	826,380
COLT Mortgage Loan Trust(a),(g)
CMO Series 2019-1 Class M1
03/25/2049	4.518%	500,000	503,824
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2008-4R Class 3A4
01/26/2038	4.164%	234,715	234,484
Credit Suisse Mortgage Trust(a)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.030%	171,374	172,256
CSMC Trust(a)
CMO Series 2018-RPL8 Class A1
07/25/2058	4.125%	701,493	707,549
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	520,099	508,765
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%	235,108	239,377
Eagle RE Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	3.818%	800,000	803,061
Ellington Financial Mortgage Trust(a),(g)
CMO Series 2019-1 Class A3
06/25/2059	3.241%	606,388	607,544
FMC GMSR Issuer Trust(a),(g)
CMO Series 2019-GT1 Class A
05/25/2024	5.070%	1,200,000	1,239,346
GCAT LLC(a)
CMO Series 2018-1 Class A1
06/25/2048	3.844%	293,474	293,876
GCAT LLC(a),(g)
CMO Series 2019-2 Class A1
06/25/2024	3.475%	954,997	955,349
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	686,174	682,367
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-1 Class M1
06/25/2048	4.548%	300,000	305,536

16	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	769,253	769,768
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	487,883	487,578
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-NQM4 Class A3
09/25/2059	2.797%	500,000	500,125
CMO Series 2019-RPL1 Class A1
02/26/2024	4.335%	1,043,830	1,050,547
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class C
01/25/2023	3.981%	320,122	321,567
Series 2018-PLS1 Class D
01/25/2023	4.374%	320,122	321,899
Subordinated CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	332,313	335,108
Subordinated CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	564,932	569,656
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	18,785	18,791
CMO Series 2017-NPL2 Class A1
07/25/2057	3.000%	78,388	78,291
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	4.140%	865,841	863,575
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	4.890%	991,726	993,695
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	4.868%	1,500,000	1,500,893
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	4.668%	1,000,000	1,003,522
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	425,786	426,609
CMO Series 2019-2A Class A1
04/25/2024	3.967%	657,741	664,413
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	701,874	702,052
CMO Series 2018-3A Class A1
10/25/2023	4.483%	761,626	769,971
CMO Series 2019-1A Class A1
01/25/2024	4.500%	1,047,003	1,062,779
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 02/25/2029	3.968%	750,000	752,119
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	3.768%	1,000,000	1,000,010
RCO V Mortgage LLC(a)
CMO Series 2018-1 Class A1
05/25/2023	4.000%	258,428	259,044
RCO V Mortgage LLC(a),(g)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	350,219	351,797
Toorak Mortgage Corp., Ltd.(a),(g)
CMO Series 2019-1 Class A1
03/25/2022	4.458%	500,000	508,075
Toorak Mortgage Corp., Ltd.(g)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	500,000	500,885
VCAT LLC(a)
CMO Series 2019-NPL1 Class A1
02/25/2049	4.360%	461,539	465,382
Vericrest Opportunity Loan Transferee LXII LLC(a)
CMO Series 2017-NPL9 Class A1
09/25/2047	3.125%	154,936	154,821
Vericrest Opportunity Loan Transferee LXX LLC(a),(g)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	547,014	548,983
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1A
09/25/2048	3.967%	263,079	264,346
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1B
10/26/2048	4.655%	300,000	301,515
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1A
01/25/2049	4.336%	848,124	853,167
Vericrest Opportunity Loan Trust(a),(g)
CMO Series 2019-NPL5 Class A1A
09/25/2049	3.352%	593,665	594,971

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a)
CMO Series 2018-1 Class A3
02/25/2048	3.205%	260,020	260,086
Verus Securitization Trust(a),(g)
CMO Series 2019-2 Class A2
04/25/2059	3.345%	357,835	361,086
CMO Series 2019-2 Class A3
04/25/2059	3.448%	357,835	361,094
CMO Series 2019-2 Class M1
04/25/2059	3.781%	400,000	402,386
CMO Series 2019-3 Class M1
07/25/2059	3.139%	500,000	500,304
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	455,812	467,968
Visio Trust(a),(g)
CMO Series 2019-1 Class A2
06/25/2054	3.673%	192,164	193,083
CMO Series 2019-1 Class A3
06/25/2054	3.825%	192,164	193,079
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $36,929,280)			37,162,057

Senior Loans 6.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
TransDigm, Inc.(b),(o)
Tranche F Term Loan
3-month USD LIBOR + 2.500% 06/09/2023	4.544%	498,734	497,088
Airlines 0.3%
American Airlines, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 10/10/2021	4.049%	500,000	500,000
Automotive 0.2%
Panther BF Aggregator 2 LP(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 04/30/2026	5.544%	500,000	494,690
Brokerage/Asset Managers/Exchanges 0.2%
Victory Capital Holdings, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 07/01/2026	5.349%	377,091	378,411
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.5%
Cogeco Communications (U.S.A.) II LP(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/03/2025	4.294%	49,375	49,368
MCC Iowa LLC(b),(o)
Tranche M Term Loan
3-month USD LIBOR + 2.000% 01/15/2025	3.930%	497,462	500,263
Virgin Media Bristol LLC(b),(o)
Tranche K Term Loan
3-month USD LIBOR + 2.500% 01/15/2026	4.528%	500,000	500,000
Total			1,049,631
Chemicals 0.5%
ColourOz Investment 1 GmbH(b),(o)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/07/2021	5.283%	68,759	57,659
ColourOz Investment 2 LLC(b),(o)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/07/2021	5.283%	415,935	348,791
Kraton Polymers LLC(b),(o)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/08/2025	4.544%	108,944	108,672
Nouryon Finance BV/AkzoNobel(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.292%	497,500	486,555
Total			1,001,677
Consumer Cyclical Services 0.4%
Uber Technologies, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.500% 07/13/2023	5.554%	718,189	712,055
Electric 0.2%
Astoria Energy LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/24/2021	6.050%	466,296	466,683

18	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.0%
8th Avenue Food & Provisions, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.792%	34,346	34,404
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	9.792%	63,566	62,771
Total			97,175
Media and Entertainment 0.5%
Gray Television, Inc.(b),(o)
Tranche C Term Loan
3-month USD LIBOR + 2.500% 01/02/2026	4.832%	497,494	498,807
Meredith Corp.(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	4.794%	467,033	467,383
Total			966,190
Metals and Mining 0.0%
Big River Steel LLC(b),(o)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.104%	17,206	17,034
Oil Field Services 0.3%
Fieldwood Energy LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 5.250% Floor 1.000% 04/11/2022	7.506%	275,952	238,544
2nd Lien Term Loan
3-month USD LIBOR + 7.250% Floor 1.000% 04/11/2023	9.506%	372,536	275,677
Total			514,221
Packaging 0.2%
ProAmpac PG Borrower LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/20/2023	5.657%	475,058	452,849
Pharmaceuticals 0.3%
Grifols Worldwide Operations Ltd.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/31/2025	4.197%	497,449	499,842
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.2%
Asurion LLC(b),(o)
Tranche B4 Term Loan
3-month USD LIBOR + 3.000% 08/04/2022	5.044%	452,987	454,604
Restaurants 0.2%
New Red Finance, Inc./Burger King/Tim Hortons(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 02/16/2024	4.294%	480,137	481,578
Retailers 0.4%
Academy Ltd.(b),(o)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 07/01/2022	6.055%	551,033	383,756
Party City Holdings, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 08/19/2022	4.550%	456,716	452,340
Total			836,096
Supermarkets 0.2%
Albertsons LLC(b),(o)
Tranche B7 Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 11/17/2025	4.794%	375,940	378,071
Technology 1.5%
Ascend Learning LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	5.044%	56,162	55,899
Dell International LLC/EMC Corp.(b),(o),(p)
Tranche B1 Term Loan
3-month USD LIBOR + 2.000% 09/19/2025		500,000	502,190
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.294%	74,057	73,563
Hyland Software, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 07/01/2024	5.294%	480,106	479,626

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
ION Trading Technologies SARL(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/21/2024	6.064%		487,700	463,315
Plantronics, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 07/02/2025	4.544%		489,333	487,904
Project Alpha Intermediate Holding, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/26/2024	5.810%		19,409	19,118
3-month USD LIBOR + 4.250% 04/26/2024	6.560%		59,034	58,960
Refinitiv US Holdings, Inc.(a),(b),(o)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.794%		498,744	501,237
SCS Holdings I, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.250% 07/01/2026	6.354%		299,250	299,657
Total				2,941,469
Total Senior Loans (Cost $13,119,510)				12,739,364

Treasury Bills(l) 0.1%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Nigeria 0.1%
Nigeria OMO Bill
02/20/2020	13.040%	NGN	75,000,000	196,616
Treasury Bills(l) (continued)
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Nigeria Treasury Bill
01/16/2020	12.680%	NGN	33,000,000	87,640
Total				284,256
Total Treasury Bills (Cost $283,496)				284,256

U.S. Treasury Obligations 0.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2048	3.000%		340,000	404,334
Total U.S. Treasury Obligations (Cost $337,237)				404,334

Money Market Funds 3.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(q),(r)	7,857,060	7,856,275
Total Money Market Funds (Cost $7,856,275)		7,856,275
Total Investments in Securities (Cost: $207,921,846)		213,543,830
Other Assets & Liabilities, Net		(14,587,578)
Net Assets		198,956,252

At September 30, 2019, securities and/or cash totaling $2,000,972 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
538,852 MXN	27,228 USD	Morgan Stanley	10/18/2019	2	—
1,304,077 EUR	1,444,609 USD	UBS	10/18/2019	21,345	—
452,991 USD	414,000 EUR	UBS	10/18/2019	—	(1,153)
Total				21,347	(1,153)

20	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2019 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	175	12/2019	USD	37,712,500	—	(89,226)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(135)	12/2019	EUR	(18,312,750)	103,879	—
U.S. Treasury 10-Year Note	(184)	12/2019	USD	(23,977,500)	137,997	—
U.S. Treasury 5-Year Note	(62)	12/2019	USD	(7,387,203)	39,592	—
U.S. Ultra Treasury Bond	(17)	12/2019	USD	(3,262,406)	56,407	—
Total					337,875	—

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(15,000,000)	(15,000,000)	1.65	11/04/2019	(106,500)	(202,480)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(8,000,000)	(8,000,000)	1.15	11/29/2019	(64,800)	(15,658)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(8,000,000)	(8,000,000)	1.15	11/29/2019	(68,000)	(15,658)
Total							(239,300)	(233,796)

Interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.017%	Receives at Maturity, Pays at Maturity	JPMorgan	12/21/2028	USD	1,700,000	(49,314)	—	—	—	—	(49,314)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.953%	Receives at Maturity, Pays at Maturity	JPMorgan	01/08/2029	USD	1,700,000	(37,849)	—	—	—	—	(37,849)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.193%	Receives at Maturity, Pays at Maturity	Morgan Stanley	12/07/2028	USD	1,900,000	(89,224)	—	—	—	—	(89,224)
Total							(176,387)	—	—	—	—	(176,387)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 6.361%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	10/24/2025	MXN	17,000,000	(10,587)	—	—	—	(10,587)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	8,000,000	(13,473)	—	—	—	(13,473)
Fixed rate of 5.960%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	02/02/2026	MXN	20,000,000	(34,570)	—	—	—	(34,570)
3-Month USD LIBOR	Fixed rate of 1.781%	Receives Quarterly, Pays Semi-annually	Morgan Stanley	08/09/2049	USD	2,100,000	(27,658)	—	—	—	(27,658)
Total							(86,288)	—	—	—	(86,288)

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2019 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	500,000	17,113	(250)	21,255	—	—	(4,392)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	1,000,000	34,227	(500)	58,055	—	—	(24,328)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	1,000,000	34,227	(500)	59,803	—	—	(26,076)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	500,000	22,950	(250)	28,483	—	—	(5,783)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	1,000,000	45,900	(500)	56,248	—	—	(10,848)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	1,000,000	45,900	(500)	52,293	—	—	(6,893)
Total							200,317	(2,500)	276,137	—	—	(78,320)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	USD	16,420,000	(13,753)	—	—	—	(13,753)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	8.028%
3-Month USD LIBOR	London Interbank Offered Rate	2.085%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	1.711%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2019, the total value of these securities amounted to $112,860,474, which represents 56.73% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2019.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2019, the total value of these securities amounted to $777,622, which represents 0.39% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents shares owned in the residual interest of an asset-backed securitization.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2019.
(h)	Non-income producing investment.
(i)	Negligible market value.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2019.
(k)	Represents a security purchased on a when-issued basis.
(l)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(m)	Principal and interest may not be guaranteed by a governmental entity.
22	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(n)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(o)	The stated interest rate represents the weighted average interest rate at September 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(p)	Represents a security purchased on a forward commitment basis.
(q)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(r)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	11,194,472	53,819,564	(57,156,976)	7,857,060	(73)	—	153,481	7,856,275
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
DOP	Dominican Republic Peso
EUR	Euro
MXN	Mexican Peso
NGN	Nigerian Naira
RUB	Russian Ruble
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019	23